Intangible Assets and Goodwill - Summary Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill Explanatory (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	$ 26,083
2023
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	5,776
2024
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	4,282
2025
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	4,093
2026
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	3,968
2027
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	3,271
Thereafter
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	$ 4,693